Other, net - Schedule of Other Non Operating Income Expense (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in fair value loss on derivatives for forecasted diesel fuel purchased	$ 0.5	$ 2.9	$ 1.8	$ (0.1)	$ (0.6)
Cash settlements on derivatives for forecasted diesel fuel purchases	3.4	0.5
Other income	(0.2)	(0.2)
Other, net	$ 3.7	$ 3.2	$ (22.2)	$ (0.7)	$ (0.7)